Separation And Distribution Of Prothena Business (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Assets Transferred To Prothena

Cash and cash equivalents	$125.0
Net assets	3.2

Total assets transferred	128.2
Fair value of operating lease guarantee	0.4
Less: Initial carrying value of available for sale interest in Prothena	(22.9)

Total value of the Prothena distribution	$105.7